Financial Instruments - Fair values (Details) - RUB (₽) ₽ in Millions	Mar. 31, 2020	Dec. 31, 2019
Debt securities and long-term loans
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	₽ 6,677	₽ 5,384
Financial assets, fair value	6,706	5,472
Debt instruments | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	5,331	3,825
Financial assets, fair value	5,360	3,913
Debt instruments | FVOCI
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	1,082	1,294
Financial assets, fair value	1,082	1,294
Long-term loans | AC
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	249	249
Financial assets, fair value	249	249
Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, carrying amount	15	16
Financial assets, fair value	₽ 15	₽ 16